Dividends	12 Months Ended
Jun. 30, 2023
Text block [abstract]
Dividends
19    Dividends

	Year ended 30 June 2023		Year ended 30 June 2022		Year ended 30 June 2021
	Per share	Total	Per share	Total	Per share	Total
	US cents	US$M	US cents	US$M	US cents	US$M
Dividends paid during the period 1
Prior year final dividend	175	8,858	200	10,119	55	2,779
Interim dividend	90	4,562	150	7,601	101	5,115

	265	13,420	350	17,720	156	7,894

1
5.5 per cent dividend on 50,000 preference shares of £1 each determined and paid for financial year 2021. No dividend paid for the financial year 2022. These preference shares were cancelled on 31 January 2022.

Dividends paid during the period differs from the amount of dividends paid in the Consolidated Cash Flow Statement as a result of foreign exchange gains and losses relating to the timing of equity distributions between the record date and the payment date. Additional derivative settlements of US$161 million were made as part of the funding of the dividend paid during the period and is disclosed in Proceeds/(settlements) of cash management related instruments in the Consolidated Cash Flow Statement.
Each American Depositary Share (ADS) represents two ordinary shares of BHP Group Limited. Dividends determined on each ADS represent twice the dividend determined on each BHP Group Limited ordinary share.
Dividends are determined after
period-end
and announced with the results for the period. Interim dividends are determined in February and paid in March. Final dividends are determined in August and paid in September. Dividends determined are not recorded as a liability at the end of the period to which they relate. Subsequent to year-end,
on 22 August 2023, BHP Group Limited determined a final dividend of 80 US cents per share (US$4,052 million), which will be paid on
2
8 September 2023 (30 June 2022: final dividend of 175 US cents per share – US$8,857 million; 30 June 2021: final dividend of 200 US cents per share – US$10,114 million).
BHP Group Limited dividends for all periods presented are, or will be, fully franked based on a tax rate of 30 per cent.

	2023	2022	2021
	US$M	US$M	US$M
Franking credits as at 30 June	7,953	7,007	14,302
Franking credits arising on the future payment/(refund) of taxes relating to the period	(261)	2,043	1,799

Total franking credits available 1	7,692	9,050	16,101

1	The payment of the final 2023 dividend determined after 30 June 2023 will reduce the franking account balance by US$1,737 million.